Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Cash flows from operating activities:
Net income	$ 3,339		$ 3,197		$ 5,216
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Depreciation and amortization	9,485		9,294		7,819
Intangible asset impairment	2,074	[1]	0		0
Deferred income taxes	(590)		(461)		1,163
Gain on sale of equipment and property	(1,558)		(578)		(1,452)
Stock-based compensation	617		569		441
Net changes in operating assets and liabilities:
Accounts receivable	(263)		(235)		(486)
Inventory of parts and supplies	115		(14)		(40)
Prepaid expenses and other current assets	152		(149)		1,494
Other assets	(148)		0		(66)
Accounts payable and accrued liabilities	2,478		(1,487)	[2]	(105)
Income taxes payable and receivable	(244)		(44)		248
Long-term insurance liabilities and other long-term liabilities	(405)		728		(536)
Net cash provided by operating activities	15,052		10,820		13,696
Cash flows from investing activities:
Purchase of property and equipment	(9,905)		(9,631)		(15,612)
Business acquisition	0		(10,023)		0
Proceeds from the sale of property, plant and equipment	1,863		1,436		1,748
Net cash used in investing activities	(8,042)		(18,218)		(13,864)
Cash flows from financing activities:
Increase (decrease) in bank overdrafts	(160)		685		248
Proceeds from borrowing on revolving credit facility	43,793		23,528		0
Payments on revolving credit facility	(51,075)		(16,246)		0
Debt issue costs	(94)		0		0
Excess tax benefits from exercise of stock options	425		0		0
Proceeds from exercised stock options	202		0		0
Net distributions to Parent	(101)		(569)		(3,970)
Net cash (used in) provided by financing activities	(7,010)		7,398		(3,722)
Net increase (decrease) in cash and cash equivalents	0		0		(3,890)
Cash and cash equivalents at beginning of year	0		0		3,890
Cash and cash equivalents at end of the period	0		0		0
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	175		109		19
Cash paid during the year for Income taxes	$ 2,840		$ 2,548		$ 1,924

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.
[2]	The Company recorded non-cash transactions for vacation liability of the Pipeline business acquisition of $132 in fiscal 2014.